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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller              Fairfield, Ohio              February 9, 2007
---------------------   -------------------------------------   ----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name

01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total     2,471,774
                                          (thousands)

List of Other Included Managers:                None


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
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COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                COMMON          001204106    10,237    263,100  SH      SOLE                   263,100     --   --
ARCHSTONE-SMITH TRUST        COMMON          039583109     4,395     75,500  SH      SOLE                    75,500     --   --
ARTHUR J GALLAGHER           COMMON          363576109       591     20,000  SH      SOLE                    20,000     --   --
BB & T CORP                  COMMON          054937107     9,884    225,000  SH      SOLE                   225,000     --   --
CHEVRON CORPORATION          COMMON          166764100    24,412    332,000  SH      SOLE                   332,000     --   --
CONOCOPHILLIPS               COMMON          20825C104     7,195    100,000  SH      SOLE                   100,000     --   --
DUKE ENERGY CORP             COMMON          26441C105     5,181    156,000  SH      SOLE                   156,000     --   --
EXXON MOBIL CORPORATION      COMMON          30231G102   123,686  1,614,066  SH      SOLE                 1,614,066     --   --
FIFTH THIRD BANCORP          COMMON          316773100 1,112,625 27,183,604  SH      SOLE                27,183,604     --   --
FIRST FINANCIAL BANCORP      COMMON          320209109    28,669  1,726,004  SH      SOLE                 1,726,004     --   --
FIRST MERIT CORPORATION      COMMON          337915102   126,735  5,250,000  SH      SOLE                 5,250,000     --   --
FORTUNE BRANDS INC           COMMON          349631101    55,742    652,792  SH      SOLE                   652,792     --   --
GENERAL ELECTRIC CO          COMMON          369604103    18,605    500,000  SH      SOLE                   500,000     --   --
GENUINE PARTS CO             COMMON          372460105       337      7,100  SH      SOLE                     7,100     --   --
HUNTINGTON BANCSHARES INC    COMMON          446150104     3,235    136,200  SH      SOLE                   136,200     --   --
JOHNSON & JOHNSON            COMMON          478160104    80,346  1,217,000  SH      SOLE                 1,217,000     --   --
LINCOLN NATIONAL CORP        COMMON          534187109     7,793    117,361  SH      SOLE                   117,361     --   --
LINEAR TECHNOLOGY CORP       COMMON          535678106    22,413    739,200  SH      SOLE                   739,200     --   --
MEDTRONIC INC                COMMON          585055106    36,909    689,750  SH      SOLE                   689,750     --   --
MEDTRONIC INC                CONVERTIBLE DEB 585055AM8     2,506  2,350,000 PRN      SOLE                        --     --   --
MICROCHIP TECHNOLOGY INC     COMMON          595017104    19,620    600,000  SH      SOLE                   600,000     --   --
MICROSOFT CORP               COMMON          594918104    23,440    785,000  SH      SOLE                   785,000     --   --
NATIONAL CITY CORPORATION    COMMON          635405103    32,904    900,000  SH      SOLE                   900,000     --   --
PEOPLES COMMUNITY BANCORP    COMMON          71086E107     1,800    100,000  SH      SOLE                   100,000     --   --
PEPSICO INC                  COMMON          713448108       626     10,000  SH      SOLE                    10,000     --   --
PFIZER INC                   COMMON          717081103    33,872  1,307,800  SH      SOLE                 1,307,800     --   --
PIEDMONT NATURAL GAS         COMMON          720186105    70,310  2,628,400  SH      SOLE                 2,628,400     --   --
PNC FINANCIAL SERVICES GROUP COMMON          693475105   196,280  2,651,000  SH      SOLE                 2,651,000     --   --
PROCTER & GAMBLE CORPORATION COMMON          742718109    80,784  1,256,940  SH      SOLE                 1,256,940     --   --
SKY FINANCIAL GROUP INC      COMMON          83080P103    97,751  3,425,068  SH      SOLE                 3,425,068     --   --
SYSCO CORP                   COMMON          871829107    17,204    468,000  SH      SOLE                   468,000     --   --
U S BANCORP                  COMMON          902973304   117,705  3,252,426  SH      SOLE                 3,252,426     --   --
WACHOVIA CORP                COMMON          929903102    43,834    769,700  SH      SOLE                   769,700     --   --
WELLS FARGO & CO             COMMON          949746101    33,782    950,000  SH      SOLE                   950,000     --   --
WYETH                        COMMON          983024100    20,368    400,000  SH      SOLE                   400,000     --   --
                                                       ---------
                                                       2,471,774
                                                       =========


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